FAIR VALUE MEASUREMENTS (Details)	12 Months Ended
Feb. 29, 2016 USD ($)
Fair value of Level 3 derivative warrant liability, beginning of period	$ 273,000
Additions	311,057
Change in fair value:	(349,596)
Fair value at end of year	234,461
Warrants [Member] | Series B Preferred Stock [Member]
Fair value of Level 3 derivative warrant liability, beginning of period	273,000
Additions	0
Change in fair value:	(226,890)
Fair value at end of year	46,110
Warrants [Member]
Fair value of Level 3 derivative warrant liability, beginning of period	0
Additions	311,057
Change in fair value:	(122,706)
Fair value at end of year	188,351
Promissory Note
Fair value of Level 3 derivative warrant liability, beginning of period	0
Additions	331,546
Change in fair value:	8,433
Fair value at end of year	339,979
OID Note
Fair value of Level 3 derivative warrant liability, beginning of period	0
Additions	134,841
Change in fair value:	1,582
Fair value at end of year	133,259
Total
Fair value of Level 3 derivative warrant liability, beginning of period	0
Additions	466,387
Change in fair value:	10,015
Fair value at end of year	$ 476,402